OMB APPROVAL
OMB Number: 3235-0578
Expires: Expires: January 31, 2016
Estimated average burden
hours per response....5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04815

Ultra Series Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison Asset Management, LLC
General Counsel and Chief Legal Officer

550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1. Schedule of Investments.

Ultra Series Fund
Quarterly Portfolio Holdings Report
March 31, 2014

CONSERVATIVE ALLOCATION FUND
MODERATE ALLOCATION FUND
AGGRESSIVE ALLOCATION FUND
MONEY MARKET FUND
CORE BOND FUND
HIGH INCOME FUND
DIVERSIFIED INCOME FUND
LARGE CAP VALUE FUND
LARGE CAP GROWTH FUND
MID CAP FUND
SMALL CAP FUND
INTERNATIONAL STOCK FUND
MADISON TARGET RETIREMENT 2020 FUND
MADISON TARGET RETIREMENT 2030 FUND
MADISON TARGET RETIREMENT 2040 FUND
MADISON TARGET RETIREMENT 2050 FUND

Ultra Series Fund | March 31, 2014

Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.3%
Bond Funds - 60.3%
Franklin Floating Rate Daily Access Fund Advisor Class	1,198,525	$11,026,433
iShares 7-10 Year Treasury Bond ETF	211,538	21,519,761
iShares iBoxx $ High Yield Corporate Bond ETF	68,600	6,475,154
Madison Core Bond Fund Class Y (A)	3,315,676	33,455,167
Madison Corporate Bond Fund Class Y (A)	1,330,425	15,100,321
Madison High Income Fund Class Y (A)	479,082	3,262,546
Madison High Quality Bond Fund Class Y (A)	1,082,144	11,871,122
Metropolitan West Total Return Bond Fund Class I	2,567,639	27,422,383
		130,132,887
Foreign Bond Funds - 3.4%
Templeton Global Bond Fund Advisor Class	567,530	7,411,943

Foreign Stock Funds - 6.2%
Madison International Stock Fund Class Y (A)	627,984	8,502,900
Vanguard FTSE All-World ex-U.S. ETF	50,769	2,554,188
Vanguard FTSE Europe ETF	39,274	2,315,202
		13,372,290
Money Market Funds - 1.0%
State Street Institutional U.S. Government Money Market Fund	2,170,155	2,170,155

Stock Funds - 29.4%
iShares Russell Mid-Cap ETF	91,592	14,174,778
Madison Investors Fund Class Y (A)	428,040	10,183,080
Madison Large Cap Growth Fund Class Y (A)	444,132	9,624,333
Madison Large Cap Value Fund Class Y (A)	969,221	17,630,122
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	448,739	6,502,224
Vanguard Information Technology ETF	28,831	2,638,901
Vanguard Value ETF	34,628	2,704,793
		63,458,231
TOTAL INVESTMENTS - 100.3% ( Cost $197,712,572 )		216,545,506
NET OTHER ASSETS AND LIABILITIES - (0.3%)		(552,934)
TOTAL NET ASSETS - 100.0%		$215,992,572

(A)	Affiliated Company.
ETF	Exchange Traded Fund

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2014

Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.2%
Bond Funds - 37.3%
Franklin Floating Rate Daily Access Fund Advisor Class	1,300,954	$11,968,774
iShares 7-10 Year Treasury Bond ETF	250,435	25,476,752
iShares iBoxx $ High Yield Corporate Bond ETF	62,056	5,857,466
Madison Core Bond Fund Class Y (A)	3,697,564	37,308,418
Madison Corporate Bond Fund Class Y (A)	88,339	1,002,650
Madison High Income Fund Class Y (A)	865,530	5,894,257
Madison High Quality Bond Fund Class Y (A)	1,114,686	12,228,104
Metropolitan West Total Return Bond Fund Class I	3,555,103	37,968,500
Vanguard Intermediate-Term Corporate Bond ETF	99,896	8,489,162
		146,194,083
Foreign Stock Funds - 11.4%
iShares MSCI All Country Asia ex Japan ETF	23,962	1,415,914
Madison International Stock Fund Class Y (A)	654,240	8,858,412
Madison NorthRoad International Fund Class Y (A)	1,050,833	12,715,080
Vanguard FTSE All-World ex-U.S. ETF	236,783	11,912,553
Vanguard FTSE Europe ETF	165,221	9,739,778
		44,641,737
Money Market Funds - 1.0%
State Street Institutional U.S. Government Money Market Fund	3,857,092	3,857,092

Stock Funds - 50.5%
iShares Core S&P Mid-Cap ETF	173,325	23,825,255
Madison Investors Fund Class Y (A)	1,326,694	31,562,050
Madison Large Cap Growth Fund Class Y (A)	1,597,851	34,625,421
Madison Large Cap Value Fund Class Y (A)	2,489,462	45,283,322
Madison Mid Cap Fund Class Y (A)	1,355,722	12,838,688
Madison Small Cap Fund Class Y (A)	148,037	2,226,477
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	2,171,186	31,460,482
Vanguard Information Technology ETF	118,116	10,811,157
Vanguard Value ETF	62,594	4,889,217
		197,522,069
TOTAL INVESTMENTS - 100.2% ( Cost $335,620,554 )		392,214,981
NET OTHER ASSETS AND LIABILITIES - (0.2%)		(784,674)
TOTAL NET ASSETS - 100.0%		$391,430,307

(A)	Affiliated Company.
ETF	Exchange Traded Fund

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2014

Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.4%
Bond Funds - 14.9%
iShares 7-10 Year Treasury Bond ETF	49,595	$5,045,299
Madison Core Bond Fund Class Y (A)	603,705	6,091,380
Metropolitan West Total Return Bond Fund Class I	925,443	9,883,732
Vanguard Short-Term Corporate Bond ETF	8,437	674,791
		21,695,202
Foreign Stock Funds - 16.7%
iShares MSCI All Country Asia ex Japan ETF	12,624	745,952
Madison International Stock Fund Class Y (A)	331,874	4,493,579
Madison NorthRoad International Fund Class Y (A)	363,695	4,400,713
Vanguard FTSE All-World ex-U.S. ETF	164,988	8,300,547
Vanguard FTSE Europe ETF	106,159	6,258,073
		24,198,864
Money Market Funds - 2.3%
State Street Institutional U.S. Government Money Market Fund	3,284,551	3,284,551

Stock Funds - 66.5%
iShares Core S&P Mid-Cap ETF	90,605	12,454,563
Madison Investors Fund Class Y (A)	643,656	15,312,568
Madison Large Cap Growth Fund Class Y (A)	694,146	15,042,146
Madison Large Cap Value Fund Class Y (A)	1,152,146	20,957,534
Madison Mid Cap Fund Class Y (A)	685,916	6,495,625
Madison Small Cap Fund Class Y (A)	95,863	1,441,785
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	1,120,865	16,241,328
Vanguard Information Technology ETF	61,358	5,616,098
Vanguard Value ETF	37,037	2,892,960
		96,454,607
TOTAL INVESTMENTS - 100.4% ( Cost $120,084,704 )		145,633,224
NET OTHER ASSETS AND LIABILITIES - (0.4%)		(603,916)
TOTAL NET ASSETS - 100.0%		$145,029,308

(A)	Affiliated Company.
ETF	Exchange Traded Fund

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2014

Money Market Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
COMMERCIAL PAPER - 1.0%
Energy - 1.0%
ConocoPhillips Qatar (A), 0.101%, 5/28/14	$400,000	$399,937
Total Commercial Paper ( Cost $399,937 )		399,937
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 78.5%
Fannie Mae - 21.6%
0.041%, 4/2/14 (A)	1,250,000	1,249,999
4.125%, 4/15/14	1,066,000	1,067,704
0.041%, 4/16/14 (A)	1,750,000	1,749,971
2.500%, 5/15/14	200,000	200,600
0.086%, 6/5/14 (A)	260,000	259,960
0.066%, 6/16/14 (A)	1,900,000	1,899,739
0.070%, 6/18/14 (A)	1,300,000	1,299,807
1.125%, 6/27/14	400,000	400,992
		8,128,772
Federal Farm Credit Bank - 1.5%
0.320%, 5/16/14	575,000	575,181

Federal Home Loan Bank - 29.8%
0.112%, 4/2/14 (A)	150,000	150,000
0.061%, 4/9/14 (A)	200,000	199,997
0.051%, 4/10/14 (A)	1,500,000	1,499,981
0.125%, 4/11/14	500,000	500,000
0.080%, 4/23/14 (A)	1,050,000	1,049,950
0.170%, 4/29/14	1,000,000	1,000,070
0.150%, 5/1/14	1,375,000	1,375,088
0.091%, 5/7/14 (A)	1,500,000	1,499,865
0.081%, 5/14/14 (A)	2,300,000	2,299,780
0.089%, 6/4/14 (A)	400,000	399,938
0.101%, 6/11/14 (A)	300,000	299,941
5.250%, 6/18/14	935,000	945,403
		11,220,013
Freddie Mac - 15.6%
0.071%, 4/7/14 (A)	100,000	99,999
0.041%, 4/9/14 (A)	650,000	649,994
0.086%, 4/15/14 (A)	500,000	499,983
0.030%, 4/16/14 (A)	385,000	384,995
0.046%, 4/28/14 (A)	2,000,000	1,999,933
0.375%, 4/28/14	250,000	250,059
0.071%, 5/19/14 (A)	2,000,000	1,999,813
		5,884,776
U.S. Treasury Notes - 10.0%
1.875%, 4/30/14	1,250,000	1,251,817
2.625%, 6/30/14	2,500,000	2,515,995
		3,767,812
Total U.S. Government and Agency Obligations ( Cost $29,576,554 )		29,576,554
SHORT-TERM INVESTMENTS - 15.7%
Financials - 4.9%
General Electric Capital Corp., 5.9%, 5/13/14	903,000	909,099
US Bancorp, 4.2%, 5/15/14	950,000	954,635
		1,863,734

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2014

Money Market Fund Portfolio of Investments (unaudited)

Industrials - 7.1%
Caterpillar Inc., 1.375%, 5/27/14	513,000	513,940
Danaher Corp., 1.3%, 6/23/14	520,000	521,255
United Parcel Service Inc. (A), 3.875%, 4/1/14	1,622,000	1,622,000
		2,657,195
Information Technology - 3.7%
Microsoft Corp., 2.95%, 6/1/14	1,379,000	1,385,381
Total Short-Term Investments ( Cost $5,906,310 )		5,906,310
	Shares
INVESTMENT COMPANIES - 4.4%
State Street Institutional U.S. Government Money Market Fund	1,664,943	1,664,943
Total Investment Companies ( Cost $1,664,943 )		1,664,943
TOTAL INVESTMENTS - 99.6% ( Cost $37,547,744 )		37,547,744
NET OTHER ASSETS AND LIABILITIES - 0.4%		134,897
TOTAL NET ASSETS - 100.0%		$37,682,641

(A)	Rate noted represents annualized yield at time of purchase.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2014

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 0.6%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.446%, 9/21/30	$652,045	$659,740
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	775,000	774,947
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, 0.79%, 7/16/18	175,000	174,630
Volkswagen Auto Lease Trust, Series 2014-A, Class A3, 0.8%, 4/20/17	425,000	424,465
Total Asset Backed Securities ( Cost $2,045,913 )		2,033,782
CORPORATE NOTES AND BONDS - 29.5%
Consumer Discretionary - 3.7%
Advance Auto Parts Inc., 4.5%, 12/1/23	1,000,000	1,024,335
American Association of Retired Persons (B) (C), 7.5%, 5/1/31	2,500,000	3,331,095
AutoZone Inc., 1.3%, 1/13/17	1,500,000	1,496,779
DR Horton Inc., 5.25%, 2/15/15	1,140,000	1,175,625
DR Horton Inc., 3.75%, 3/1/19	475,000	476,188
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34	2,400,000	2,844,125
GLP Capital L.P. / GLP Financing II Inc. (B) (C), 4.875%, 11/1/20	253,000	259,641
Intelsat Jackson Holdings S.A. (B) (C) (D), 5.5%, 8/1/23	450,000	441,000
Toll Brothers Finance Corp., 4%, 12/31/18	500,000	512,500
		11,561,288
Energy - 3.8%
Access Midstream Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	450,000	453,375
Denbury Resources Inc., 6.375%, 8/15/21	1,000,000	1,067,500
Energy Transfer Partners L.P., 4.15%, 10/1/20	1,500,000	1,547,946
Hess Corp., 7.875%, 10/1/29	1,960,000	2,574,139
SandRidge Energy Inc., 7.5%, 3/15/21	400,000	427,000
Transocean Inc. (D), 7.5%, 4/15/31	2,310,000	2,666,715
Valero Energy Corp., 7.5%, 4/15/32	2,275,000	2,911,886
		11,648,561
Financials - 5.0%
Affiliated Managers Group Inc., 4.25%, 2/15/24	1,500,000	1,509,021
Air Lease Corp., 3.875%, 4/1/21	500,000	500,000
American Express Credit Corp., 2.375%, 3/24/17	1,080,000	1,118,620
CBL & Associates L.P., 5.25%, 12/1/23	500,000	514,500
Fifth Third Bancorp, 2.3%, 3/1/19	900,000	893,716
General Electric Capital Corp., 3.35%, 10/17/16	2,000,000	2,116,492
Goldman Sachs Group Inc./The, 2.625%, 1/31/19	1,500,000	1,496,157
HCP Inc., 6.7%, 1/30/18	2,000,000	2,333,836
Health Care REIT Inc., 4.5%, 1/15/24	1,000,000	1,029,897
Hospitality Properties Trust, 4.65%, 3/15/24	1,000,000	994,900
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. (B) (C), 4.875%, 3/15/19	250,000	254,375
Lehman Brothers Holdings Inc. * (E), 5.75%, 1/3/17	3,135,000	313
Liberty Mutual Group Inc. (B) (C), 4.25%, 6/15/23	1,000,000	1,014,846
Simon Property Group L.P., 5.875%, 3/1/17	1,060,000	1,187,669
UBS AG (D), 5.75%, 4/25/18	366,000	417,408
		15,381,750
Health Care - 3.8%
Eli Lilly & Co., 6.57%, 1/1/16	1,000,000	1,101,954
Forest Laboratories Inc. (B) (C), 5%, 12/15/21	250,000	264,375
Genentech Inc., 5.25%, 7/15/35	1,740,000	1,949,077
HCA Inc., 5.875%, 3/15/22	275,000	296,312
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	2,000,000	2,388,706
Quest Diagnostics Inc., 5.45%, 11/1/15	2,000,000	2,136,670
Thermo Fisher Scientific Inc., 2.4%, 2/1/19	500,000	497,909
Wyeth LLC, 6.5%, 2/1/34	2,370,000	3,021,487
		11,656,490

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2014

Core Bond Fund Portfolio of Investments (unaudited)

Industrials - 5.2%
ADT Corp/The, 4.125%, 4/15/19	475,000	471,291
B/E Aerospace Inc., 5.25%, 4/1/22	450,000	462,938
Boeing Co./The, 8.625%, 11/15/31	760,000	1,126,956
Boeing Co./The, 6.875%, 10/15/43	1,380,000	1,785,844
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	2,000,000	2,503,898
Crane Co., 2.75%, 12/15/18	500,000	501,492
Lockheed Martin Corp., 7.65%, 5/1/16	1,450,000	1,654,573
Norfolk Southern Corp., 5.59%, 5/17/25	1,268,000	1,417,957
Norfolk Southern Corp., 7.05%, 5/1/37	1,400,000	1,802,605
Northrop Grumman Corp., 1.75%, 6/1/18	1,500,000	1,475,547
Waste Management Inc., 7.125%, 12/15/17	2,465,000	2,891,243
		16,094,344
Information Technology - 1.9%
Apple Inc., 2.4%, 5/3/23	2,000,000	1,854,556
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	1,000,000	1,014,611
EMC Corp., 2.65%, 6/1/20	2,000,000	1,990,774
Thomson Reuters Corp. (D), 4.3%, 11/23/23	650,000	665,735
Xilinx Inc., 3%, 3/15/21	450,000	446,243
		5,971,919
Materials - 1.3%
Westvaco Corp., 8.2%, 1/15/30	2,250,000	2,809,523
Weyerhaeuser Co., 7.375%, 3/15/32	1,000,000	1,285,343
		4,094,866
Telecommunication Services - 1.5%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	2,000,000	2,834,392
Verizon Communications Inc., 3.45%, 3/15/21	1,000,000	1,013,691
Verizon Communications Inc., 5.15%, 9/15/23	626,000	685,044
		4,533,127
Utilities - 3.3%
Indianapolis Power & Light Co. (B) (C), 6.05%, 10/1/36	1,000,000	1,169,895
Interstate Power & Light Co., 6.25%, 7/15/39	2,925,000	3,695,059
Sierra Pacific Power Co., Series M, 6%, 5/15/16	1,250,000	1,385,021
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17	1,165,000	1,280,417
Wisconsin Electric Power Co., 6.5%, 6/1/28	2,000,000	2,493,372
		10,023,764
Total Corporate Notes and Bonds ( Cost $86,460,789 )		90,966,109
LONG TERM MUNICIPAL BONDS - 1.1%
General - 1.1%
Jacksonville FL Sales Tax Revenue, 5%, 10/1/29	1,000,000	1,081,890
McHenry & Kane Cntys Community Consolidated School Dist No 158 Huntley, 5.375%, 1/15/30	1,000,000	1,093,920
Tulsa OK Public Facility Authority Revenue, 6.6%, 11/15/29	1,000,000	1,126,130
		3,301,940
Total Long Term Municipal Bonds ( Cost $3,201,967 )		3,301,940
MORTGAGE BACKED SECURITIES - 18.2%
Fannie Mae - 11.8%
4%, 4/1/15 Pool # 255719	104,865	110,820
5.5%, 4/1/16 Pool # 745444	305,689	325,273
6%, 5/1/16 Pool # 582558	19,042	19,622
5.5%, 9/1/17 Pool # 657335	58,939	62,772
5.5%, 2/1/18 Pool # 673194	184,772	196,808
5%, 5/1/20 Pool # 813965	729,677	784,165
4.5%, 9/1/20 Pool # 835465	550,991	584,598

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2014

Core Bond Fund Portfolio of Investments (unaudited)

6%, 5/1/21 Pool # 253847	101,639	113,633
7%, 12/1/29 Pool # 762813	89,621	99,009
7%, 11/1/31 Pool # 607515	53,855	60,874
6.5%, 3/1/32 Pool # 631377	97,721	109,685
7%, 5/1/32 Pool # 644591	28,295	31,600
6.5%, 6/1/32 Pool # 545691	720,942	815,280
5.5%, 4/1/33 Pool # 690206	864,083	960,635
5%, 10/1/33 Pool # 254903	1,211,315	1,327,355
5.5%, 11/1/33 Pool # 555880	990,246	1,100,918
5%, 6/1/34 Pool # 778891	299,058	326,396
7%, 7/1/34 Pool # 792636	41,202	43,282
5.5%, 8/1/34 Pool # 793647	172,569	190,675
5.5%, 3/1/35 Pool # 810075	513,155	565,956
5%, 8/1/35 Pool # 829670	935,578	1,020,011
5%, 9/1/35 Pool # 820347	1,237,997	1,370,563
5%, 9/1/35 Pool # 835699	1,117,824	1,237,616
5%, 10/1/35 Pool # 797669	1,351,687	1,492,759
5.5%, 10/1/35 Pool # 836912	31,519	34,744
5%, 11/1/35 Pool # 844809	484,218	527,610
5%, 12/1/35 Pool # 850561	546,244	595,127
5.5%, 10/1/36 Pool # 896340	179,960	198,372
5.5%, 10/1/36 Pool # 901723	1,215,917	1,342,541
6.5%, 10/1/36 Pool # 894118	547,158	613,958
6%, 11/1/36 Pool # 902510	1,231,128	1,388,542
5.5%, 5/1/37 Pool # 928292	679,174	753,941
6%, 10/1/37 Pool # 947563	1,133,018	1,277,133
6.5%, 8/1/38 Pool # 987711	1,509,678	1,693,538
5.5%, 4/1/40 Pool # AD0926	2,781,164	3,067,038
4.5%, 8/1/40 Pool # AD8243	801,777	856,019
4%, 1/1/41 Pool # AB2080	2,811,508	2,924,983
4%, 9/1/41 Pool # AJ1406	2,957,147	3,074,552
3.5%, 6/1/42 Pool # AO4136	3,134,286	3,155,489
3.5%, 9/1/42 Pool # AB6228	1,995,166	2,008,663
		36,462,555
Freddie Mac - 6.3%
5%, 5/1/18 Pool # E96322	412,828	437,722
3%, 8/1/27 Pool # J19899	2,698,505	2,771,947
8%, 6/1/30 Pool # C01005	33,989	39,156
7%, 3/1/31 Pool # C48129	117,072	126,510
5%, 7/1/33 Pool # A11325	837,141	923,182
6%, 10/1/34 Pool # A28439	267,929	297,523
6%, 10/1/34 Pool # A28598	97,786	108,677
5.5%, 11/1/34 Pool # A28282	1,828,479	2,038,497
5%, 4/1/35 Pool # A32314	247,135	272,852
5%, 4/1/35 Pool # A32315	405,015	447,127
5%, 4/1/35 Pool # A32316	563,813	622,351
5%, 4/1/35 Pool # A32509	191,900	211,896
5%, 1/1/37 Pool # A56371	899,772	976,151
4%, 10/1/41 Pool # Q04092	1,410,295	1,465,001
3%, 9/1/42 Pool # C04233	3,262,647	3,149,896
3%, 4/1/43 Pool # V80025	2,857,727	2,758,970
3%, 4/1/43 Pool # V80026	2,886,187	2,786,446
		19,433,904
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995	9,760	9,901
6.5%, 2/20/29 Pool # 2714	102,477	118,635
6.5%, 4/20/31 Pool # 3068	75,837	87,147
		215,683

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2014

Core Bond Fund Portfolio of Investments (unaudited)

Total Mortgage Backed Securities ( Cost $54,176,103 )		56,112,142
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 48.0%
Fannie Mae - 1.3%
4.625%, 10/15/14	3,905,000	4,000,356

Federal Farm Credit Bank - 1.5%
5.875%, 10/3/16	4,000,000	4,500,056

U.S. Treasury Bonds - 4.5%
6.625%, 2/15/27	6,600,000	9,197,721
4.500%, 5/15/38	4,000,000	4,696,248
		13,893,969
U.S. Treasury Notes - 40.7%
4.250%, 8/15/14	10,200,000	10,359,773
2.375%, 9/30/14	3,600,000	3,640,921
2.625%, 12/31/14	26,000,000	26,490,542
2.500%, 3/31/15	1,750,000	1,791,017
4.250%, 8/15/15	8,900,000	9,393,327
3.250%, 12/31/16	8,000,000	8,534,376
3.125%, 1/31/17	4,000,000	4,257,500
2.375%, 7/31/17	5,250,000	5,471,897
0.750%, 10/31/17	8,000,000	7,870,624
4.250%, 11/15/17	9,100,000	10,081,808
2.750%, 2/15/19	8,250,000	8,660,569
3.375%, 11/15/19	13,000,000	14,018,667
2.625%, 11/15/20	6,500,000	6,667,576
2.000%, 11/15/21	7,500,000	7,277,340
2.750%, 11/15/23	1,000,000	1,004,531
		125,520,468
Total U.S. Government and Agency Obligations ( Cost $142,028,016 )		147,914,849
	Shares
SHORT-TERM INVESTMENTS - 1.2%
State Street Institutional U.S. Government Money Market Fund	3,847,648	3,847,648
Total Short-Term Investments ( Cost $3,847,648 )		3,847,648
TOTAL INVESTMENTS - 98.6% ( Cost $291,760,436 )		304,176,470
NET OTHER ASSETS AND LIABILITIES - 1.4%		4,165,987
TOTAL NET ASSETS - 100.0%		$308,342,457

*	Non-income producing.
(A)	Stepped rate security. Rate shown is as of March 31, 2014.
(B)
Security sold within terms of a private placement memorandum exempt from registration under rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(C)	Illiquid security (See Note 2).
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.4% of total net assets.
(E)	In default. Issuer is bankrupt.
REIT	Real Estate Investment Trust

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2014

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 96.5%
Consumer Discretionary - 36.9%
Auto Components - 4.5%
Allison Transmission Inc. (A), 7.125%, 5/15/19	$300,000	$322,875
Dana Holding Corp., 6.5%, 2/15/19	350,000	373,625
Goodyear Tire & Rubber Co., 7%, 5/15/22	500,000	555,000
LKQ Corp. (A), 4.75%, 5/15/23	450,000	426,375
Tenneco Inc., 6.875%, 12/15/20	525,000	576,187
		2,254,062
Automobiles - 1.1%
Chrysler Group LLC / CG Co-Issuer Inc. (A), 8%, 6/15/19	250,000	273,750
Cooper Standard Automotive Inc., 8.5%, 5/1/18	250,000	261,878
		535,628
Hotels, Restaurants & Leisure - 5.0%
Boyd Gaming Corp., 9.125%, 12/1/18	300,000	325,200
Felcor Lodging L.P., 6.75%, 6/1/19	450,000	483,187
GLP Capital L.P. / GLP Financing II Inc. (A), 4.875%, 11/1/20	300,000	307,875
Isle of Capri Casinos Inc., 5.875%, 3/15/21	300,000	304,500
Peninsula Gaming LLC / Peninsula Gaming Corp. (A), 8.375%, 2/15/18	200,000	216,000
Pinnacle Entertainment Inc., 8.75%, 5/15/20	300,000	328,125
Pinnacle Entertainment Inc., 7.5%, 4/15/21	200,000	216,500
Scientific Games International Inc., 6.25%, 9/1/20	300,000	315,000
		2,496,387
Household Products - 1.8%
ACCO Brands Corp., 6.75%, 4/30/20	400,000	410,500
Central Garden and Pet Co., 8.25%, 3/1/18	500,000	515,625
		926,125
Media - 18.1%
AMC Networks Inc., 4.75%, 12/15/22	400,000	398,000
Cablevision Systems Corp., 7.75%, 4/15/18	250,000	285,625
Cablevision Systems Corp., 5.875%, 9/15/22	100,000	102,000
CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp. (A), 5.625%, 2/15/24	500,000	512,500
CCO Holdings LLC / CCO Holdings Capital Corp., 6.5%, 4/30/21	750,000	795,000
Cequel Communications Holdings I LLC / Cequel Capital Corp. (A), 6.375%, 9/15/20	200,000	209,000
Cumulus Media Holdings Inc., 7.75%, 5/1/19	900,000	958,500
DISH DBS Corp., 5.125%, 5/1/20	500,000	521,250
DISH DBS Corp., 5.875%, 7/15/22	100,000	106,750
Gray Television Inc., 7.5%, 10/1/20	400,000	434,000
Hughes Satellite Systems Corp., 6.5%, 6/15/19	500,000	548,750
Lamar Media Corp., 5.875%, 2/1/22	500,000	530,000
Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 4/1/23	800,000	848,000
Sinclair Television Group Inc., 6.125%, 10/1/22	250,000	253,125
Sirius XM Holdings Inc. (A), 5.875%, 10/1/20	250,000	263,125
Sirius XM Holdings Inc. (A), 4.625%, 5/15/23	250,000	235,625
Telesat Canada / Telesat LLC (A) (B), 6%, 5/15/17	500,000	517,500
Univision Communications Inc. (A), 6.75%, 9/15/22	452,000	500,025
UPCB Finance V Ltd. (A) (B), 6.875%, 1/15/22	350,000	381,500
ViaSat Inc., 6.875%, 6/15/20	300,000	321,750
WMG Acquisition Corp. (A), 6.75%, 4/15/22	400,000	402,000
		9,124,025
Specialty Retail - 4.8%
Chinos Intermediate Holdings A Inc., PIK (A), 7.75%, 5/1/19	400,000	413,000
Jo-Ann Stores Inc. (A), 8.125%, 3/15/19	600,000	622,500
Michaels FinCo Holdings LLC / Michaels FinCo Inc., PIK (A), 7.5%, 8/1/18	300,000	309,000

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2014

High Income Fund Portfolio of Investments (unaudited)

Penske Automotive Group Inc., 5.75%, 10/1/22	500,000	522,500
Sally Holdings LLC / Sally Capital Inc., 5.75%, 6/1/22	500,000	528,750
		2,395,750
Textiles, Apparel & Luxury Goods - 1.6%
Hanesbrands Inc., 6.375%, 12/15/20	250,000	273,125
Levi Strauss & Co., 7.625%, 5/15/20	500,000	543,125
		816,250
		18,548,227
Consumer Staples - 4.1%
Alphabet Holding Co. Inc., PIK, 7.75%, 11/1/17	600,000	620,250
Big Heart Pet Brands, 7.625%, 2/15/19	415,000	432,378
Dole Food Co. Inc. (A), 7.25%, 5/1/19	500,000	502,500
Stater Brothers Holdings Inc., 7.75%, 4/15/15	500,000	501,250
		2,056,378
Energy - 13.1%
AmeriGas Finance LLC / AmeriGas Finance Corp., 7%, 5/20/22	250,000	273,125
AmeriGas Partners L.P. / AmeriGas Finance Corp., 6.25%, 8/20/19	500,000	537,500
Berry Petroleum Co. LLC, 6.375%, 9/15/22	250,000	258,750
Chaparral Energy Inc., 8.25%, 9/1/21	500,000	550,000
Chesapeake Energy Corp., 6.875%, 11/15/20	300,000	340,500
Cie Generale de Geophysique - Veritas (B), 6.5%, 6/1/21	300,000	304,500
Exterran Holdings Inc., 7.25%, 12/1/18	500,000	528,125
Ferrellgas L.P. / Ferrellgas Finance Corp. (A), 6.75%, 1/15/22	400,000	417,000
Hornbeck Offshore Services Inc., 5.875%, 4/1/20	400,000	418,000
Jones Energy Holdings /FIN Co. (A), 6.75%, 4/1/22	300,000	305,625
Key Energy Services Inc., 6.75%, 3/1/21	500,000	525,625
Lightstream Resources Ltd. (A) (B), 8.625%, 2/1/20	300,000	300,000
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.75%, 11/1/20	400,000	433,000
QEP Resources Inc., 5.375%, 10/1/22	150,000	150,750
QEP Resources Inc., 5.25%, 5/1/23	500,000	497,500
Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.875%, 3/1/22	250,000	259,375
Suburban Propane Partners L.P. / Suburban Energy Finance Corp., 7.375%, 8/1/21	227,000	250,267
Unit Corp., 6.625%, 5/15/21	250,000	265,000
		6,614,642
Financials - 2.1%
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	450,000	424,125
Omega Healthcare Investors Inc., 5.875%, 3/15/24	250,000	262,500
Springleaf Finance Corp., MTN, 6.9%, 12/15/17	350,000	384,125
		1,070,750
Health Care - 9.0%
Air Medical Group Holdings Inc., 9.25%, 11/1/18	267,000	288,026
Biomet Inc., 6.5%, 8/1/20	250,000	269,250
Biomet Inc., 6.5%, 10/1/20	400,000	425,000
CHS/Community Health Systems Inc. (A), 6.875%, 2/1/22	500,000	522,500
Endo Health Solutions Inc., 7%, 7/15/19	100,000	107,750
Endo Health Solutions Inc., 7%, 12/15/20	500,000	538,750
Fresenius Medical Care US Finance II Inc. (A), 5.625%, 7/31/19	200,000	215,500
Fresenius Medical Care US Finance II Inc. (A), 5.875%, 1/31/22	200,000	212,500
Grifols Worldwide Operations Ltd. (A) (B), 5.25%, 4/1/22	250,000	255,625
Mallinckrodt International Finance S.A. (A) (B), 4.75%, 4/15/23	300,000	285,750
MPH Acquisition Holdings LLC (A), 6.625%, 4/1/22	400,000	410,500
Multiplan Inc. (A), 9.875%, 9/1/18	250,000	271,250
Par Pharmaceutical Cos. Inc., 7.375%, 10/15/20	200,000	216,500
Tenet Healthcare Corp., 8%, 8/1/20	350,000	382,375
Tenet Healthcare Corp. (A), 6%, 10/1/20	100,000	107,000
		4,508,276

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2014

High Income Fund Portfolio of Investments (unaudited)

Industrials - 12.0%
Ashtead Capital Inc. (A), 6.5%, 7/15/22	500,000	543,750
Avis Budget Car Rental LLC / Avis Budget Finance Inc., 8.25%, 1/15/19	500,000	536,250
Belden Inc. (A), 5.5%, 9/1/22	500,000	506,250
Bombardier Inc. (A) (B), 6.125%, 1/15/23	350,000	353,500
Clean Harbors Inc., 5.125%, 6/1/21	150,000	153,000
Covanta Holding Corp., 5.875%, 3/1/24	500,000	507,893
FTI Consulting Inc., 6%, 11/15/22	500,000	510,000
Gardner Denver Inc. (A), 6.875%, 8/15/21	250,000	257,500
Iron Mountain Inc., 6%, 8/15/23	200,000	212,500
Iron Mountain Inc., 5.75%, 8/15/24	150,000	146,063
Nortek Inc., 8.5%, 4/15/21	250,000	279,375
Ply Gem Industries Inc. (A), 6.5%, 2/1/22	350,000	353,500
RR Donnelley & Sons Co., 7.875%, 3/15/21	200,000	229,000
Tomkins LLC / Tomkins Inc., 9%, 10/1/18	127,000	136,366
TransDigm Inc., 5.5%, 10/15/20	200,000	203,500
United Rentals North America Inc., 8.25%, 2/1/21	175,000	195,781
United Rentals North America Inc., 7.625%, 4/15/22	250,000	280,313
West Corp., 8.625%, 10/1/18	100,000	107,250
West Corp., 7.875%, 1/15/19	500,000	536,250
		6,048,041
Information Technology - 4.2%
Alliance Data Systems Corp. (A), 5.25%, 12/1/17	50,000	52,375
Alliance Data Systems Corp. (A), 6.375%, 4/1/20	400,000	426,000
CommScope Holding Co. Inc., PIK (A), 6.625%, 6/1/20	250,000	264,375
CommScope Inc. (A), 8.25%, 1/15/19	367,000	397,278
Entegris Inc. (A), 6%, 4/1/22	500,000	511,250
Syniverse Holdings Inc., 9.125%, 1/15/19	400,000	435,000
		2,086,278
Materials - 6.5%
ArcelorMittal (B), 5.75%, 8/5/20	300,000	318,750
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. (A) (B), 9.125%, 10/15/20	300,000	333,000
Boise Cascade Co. (C), 6.375%, 11/1/20	600,000	643,500
Huntsman International LLC, 4.875%, 11/15/20	400,000	402,500
Polymer Group Inc., 7.75%, 2/1/19	500,000	535,000
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 8.5%, 5/15/18	250,000	262,188
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 9%, 4/15/19	250,000	267,500
Tronox Finance LLC, 6.375%, 8/15/20	500,000	513,750
		3,276,188
Telecommunication Services - 6.7%
CenturyLink Inc., 5.625%, 4/1/20	200,000	210,250
CenturyLink Inc., 5.8%, 3/15/22	500,000	511,250
Level 3 Financing Inc., 8.125%, 7/1/19	600,000	658,500
SBA Telecommunications Inc., 5.75%, 7/15/20	300,000	314,250
Sprint Communications Inc., 7%, 8/15/20	325,000	354,250
Sprint Corp. (A), 7.875%, 9/15/23	500,000	550,000
T-Mobile USA Inc., 6.633%, 4/28/21	500,000	537,500
Windstream Corp., 6.375%, 8/1/23	250,000	243,750
		3,379,750
Utilities - 1.9%
Calpine Corp. (A), 6%, 1/15/22	500,000	525,000
NRG Energy Inc., 8.25%, 9/1/20	400,000	439,000
		964,000
Total Corporate Notes and Bonds ( Cost $46,476,576 )		48,552,530
	Shares

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2014

High Income Fund Portfolio of Investments (unaudited)

SHORT-TERM INVESTMENTS - 4.3%
State Street Institutional U.S. Government Money Market Fund	2,174,638	2,174,638
Total Short-Term Investments ( Cost $2,174,638 )		2,174,638
TOTAL INVESTMENTS - 100.8% ( Cost $48,651,214 )		50,727,168
NET OTHER ASSETS AND LIABILITIES - (0.8%)		(383,775)
TOTAL NET ASSETS - 100.0%		$50,343,393

(A)
Security sold within terms of a private placement memorandum exempt from registration under rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 6.1% of total net assets.
(C)	Illiquid security (See Note 2).
MTN	Medium Term Note
PIK	Payment in Kind. Pays interest in additional bonds rather than in cash.
PLC	Public Limited Company

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2014

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 56.5%
Consumer Discretionary - 4.2%
McDonald's Corp.	88,000	$8,626,640
Omnicom Group Inc.	35,000	2,541,000
Time Warner Inc.	93,000	6,075,690
		17,243,330
Consumer Staples - 7.1%
Coca-Cola Co./The	86,000	3,324,760
Diageo PLC, ADR	33,000	4,111,470
Nestle S.A., ADR	49,000	3,685,780
PepsiCo Inc.	60,500	5,051,750
Philip Morris International Inc.	54,000	4,420,980
Procter & Gamble Co./The	78,000	6,286,800
Wal-Mart Stores Inc.	33,000	2,522,190
		29,403,730
Energy - 7.6%
Chevron Corp.	79,000	9,393,890
ConocoPhillips	70,500	4,959,675
Ensco PLC, Class A	44,000	2,322,320
Exxon Mobil Corp.	87,000	8,498,160
Occidental Petroleum Corp.	39,500	3,763,955
Schlumberger Ltd.	28,000	2,730,000
		31,668,000
Financials - 9.9%
Bank of New York Mellon Corp./The	85,500	3,017,295
BB&T Corp.	101,500	4,077,255
M&T Bank Corp.	28,500	3,457,050
Northern Trust Corp.	47,500	3,114,100
PartnerRe Ltd.	44,500	4,605,750
Travelers Cos. Inc./The	104,000	8,850,400
US Bancorp	160,000	6,857,600
Wells Fargo & Co.	144,000	7,162,560
		41,142,010
Health Care - 9.9%
Baxter International Inc.	59,000	4,341,220
Becton, Dickinson and Co.	24,500	2,868,460
Johnson & Johnson	86,500	8,496,895
Medtronic Inc.	104,000	6,400,160
Merck & Co. Inc.	124,000	7,039,480
Novartis AG, ADR	31,500	2,678,130
Pfizer Inc.	289,000	9,282,680
		41,107,025
Industrials - 7.2%
3M Co.	44,000	5,969,040
Boeing Co./The	33,500	4,203,915
General Dynamics Corp.	30,500	3,322,060
United Parcel Service Inc., Class B	66,000	6,427,080
United Technologies Corp.	63,500	7,419,340
Waste Management Inc.	61,000	2,566,270
		29,907,705
Information Technology - 8.8%
Accenture PLC, Class A	67,500	5,381,100
Automatic Data Processing Inc.	50,500	3,901,630
Intel Corp.	103,000	2,658,430

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2014

Diversified Income Fund Portfolio of Investments (unaudited)

Linear Technology Corp.	73,500	3,578,715
Microchip Technology Inc.	66,000	3,152,160
Microsoft Corp.	186,000	7,624,140
Oracle Corp.	72,000	2,945,520
QUALCOMM Inc.	89,000	7,018,540
		36,260,235
Materials - 0.6%
Praxair Inc.	20,000	2,619,400

Telecommunication Services - 1.2%
Verizon Communications Inc.	104,000	4,947,280
Total Common Stocks ( Cost $158,504,807 )		234,298,715
	Par Value
ASSET BACKED SECURITIES - 0.5%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.446%, 9/21/30	$599,648	606,725
CNH Equipment Trust, Series 2014-A, Class A3, 0.84%, 5/15/19	400,000	399,281
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	500,000	499,966
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, 0.79%, 7/16/18	200,000	199,577
Volkswagen Auto Lease Trust, Series 2014-A, Class A3, 0.8%, 4/20/17	250,000	249,685
Volvo Financial Equipment LLC, Series 2014-1A, Class A3 (B) (C), 0.82%, 4/16/18	250,000	249,467
Total Asset Backed Securities ( Cost $2,217,009 )		2,204,701
	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 15.9%
Consumer Discretionary - 2.1%
American Association of Retired Persons (B) (C), 7.5%, 5/1/31	2,000,000	2,664,876
DR Horton Inc., 5.25%, 2/15/15	515,000	531,094
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34	1,850,000	2,192,346
GLP Capital L.P. / GLP Financing II Inc. (B) (C), 4.875%, 11/1/20	450,000	461,812
Royal Caribbean Cruises Ltd. (D), 7.25%, 6/15/16	1,600,000	1,792,000
Time Warner Inc., 4.75%, 3/29/21	1,000,000	1,094,125
		8,736,253
Consumer Staples - 0.6%
Mondelez International Inc., 6.5%, 11/1/31	2,025,000	2,478,049

Energy - 1.8%
Access Midstream Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	750,000	755,625
ConocoPhillips, 6.65%, 7/15/18	1,500,000	1,779,369
Denbury Resources Inc., 6.375%, 8/15/21	750,000	800,625
Energy Transfer Partners L.P., 4.15%, 10/1/20	600,000	619,178
Hess Corp., 7.875%, 10/1/29	1,150,000	1,510,336
Transocean Inc. (D), 6%, 3/15/18	750,000	834,052
Transocean Inc. (D), 7.5%, 4/15/31	1,030,000	1,189,055
		7,488,240
Financials - 1.5%
American Express Credit Corp., 2.375%, 3/24/17	450,000	466,092
Goldman Sachs Group Inc./The, 2.625%, 1/31/19	975,000	972,502
HCP Inc., 6.7%, 1/30/18	1,450,000	1,692,031
Health Care REIT Inc., 4.5%, 1/15/24	725,000	746,675
Huntington National Bank/The, 2.2%, 4/1/19	1,200,000	1,185,313
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. (B) (C), 4.875%, 3/15/19	420,000	427,350
Lehman Brothers Holdings Inc. * (E), 5.75%, 1/3/17	1,735,000	174
Simon Property Group L.P., 5.875%, 3/1/17	530,000	593,834
		6,083,971

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2014

Diversified Income Fund Portfolio of Investments (unaudited)

Health Care - 3.3%
AbbVie Inc., 2%, 11/6/18	1,200,000	1,190,004
Amgen Inc., 5.85%, 6/1/17	3,950,000	4,469,437
Eli Lilly & Co., 6.57%, 1/1/16	1,200,000	1,322,345
Genentech Inc., 5.25%, 7/15/35	740,000	828,918
HCA Inc., 5.875%, 3/15/22	450,000	484,875
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	1,320,000	1,576,546
Quest Diagnostics Inc., 5.45%, 11/1/15	1,500,000	1,602,502
UnitedHealth Group Inc., 2.875%, 3/15/23	1,000,000	948,295
Wyeth LLC, 6.5%, 2/1/34	1,100,000	1,402,378
		13,825,300
Industrials - 2.0%
B/E Aerospace Inc., 5.25%, 4/1/22	750,000	771,562
Boeing Co./The, 8.625%, 11/15/31	350,000	518,993
Boeing Co./The, 6.875%, 10/15/43	620,000	802,336
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	1,365,000	1,708,910
Lockheed Martin Corp., 7.65%, 5/1/16	780,000	890,046
Norfolk Southern Corp., 5.59%, 5/17/25	957,000	1,070,178
Norfolk Southern Corp., 7.05%, 5/1/37	1,050,000	1,351,954
Waste Management Inc., 7.125%, 12/15/17	1,150,000	1,348,856
		8,462,835
Information Technology - 0.9%
Apple Inc., 2.4%, 5/3/23	500,000	463,639
Cisco Systems Inc., 5.5%, 2/22/16	960,000	1,048,464
International Business Machines Corp., 1.875%, 8/1/22	1,600,000	1,444,485
Thomson Reuters Corp. (D), 4.3%, 11/23/23	600,000	614,525
		3,571,113
Materials - 0.5%
Ball Corp., 4%, 11/15/23	250,000	233,750
Rio Tinto Finance USA PLC (D), 2.25%, 12/14/18	400,000	399,967
Westvaco Corp., 8.2%, 1/15/30	1,025,000	1,279,894
		1,913,611
Telecommunication Services - 0.9%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	1,780,000	2,522,609
Verizon Communications Inc., 5.15%, 9/15/23	1,260,000	1,378,842
		3,901,451
Utilities - 2.3%
Indianapolis Power & Light Co. (B) (C), 6.05%, 10/1/36	1,555,000	1,819,187
Interstate Power & Light Co., 6.25%, 7/15/39	1,365,000	1,724,361
Nevada Power Co., Series R, 6.75%, 7/1/37	1,600,000	2,099,934
Sierra Pacific Power Co., Series M, 6%, 5/15/16	474,000	525,200
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17	835,000	917,724
Westar Energy Inc., 6%, 7/1/14	2,400,000	2,432,882
		9,519,288
Total Corporate Notes and Bonds ( Cost $61,640,929 )		65,980,111
LONG TERM MUNICIPAL BONDS - 0.2%
General - 0.2%
Jacksonville FL Sales Tax Revenue, 5%, 10/1/29	950,000	1,027,795
Total Long Term Municipal Bonds ( Cost $980,470 )		1,027,795
MORTGAGE BACKED SECURITIES - 7.6%
Fannie Mae - 5.4%
4%, 4/1/15 Pool # 255719	49,232	52,028
5.5%, 4/1/16 Pool # 745444	118,136	125,704

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2014

Diversified Income Fund Portfolio of Investments (unaudited)

6%, 5/1/16 Pool # 582558	34,910	35,973
5%, 12/1/17 Pool # 672243	308,724	328,294
4.5%, 9/1/20 Pool # 835465	338,724	359,384
6%, 5/1/21 Pool # 253847	86,469	96,673
3%, 11/1/26 Pool # AB3902	1,424,888	1,464,630
3%, 5/1/27 Pool # AL1715	1,033,139	1,062,237
7%, 12/1/29 Pool # 762813	41,970	46,367
7%, 11/1/31 Pool # 607515	53,855	60,874
7%, 5/1/32 Pool # 644591	15,556	17,373
5.5%, 10/1/33 Pool # 254904	347,270	385,938
5.5%, 11/1/33 Pool # 555880	990,246	1,100,918
5%, 5/1/34 Pool # 780890	1,329,793	1,452,993
7%, 7/1/34 Pool # 792636	19,721	20,716
5.5%, 8/1/34 Pool # 793647	166,719	184,211
5%, 9/1/35 Pool # 820347	505,976	560,156
5%, 9/1/35 Pool # 835699	467,908	518,051
5%, 10/1/35 Pool # 797669	423,420	467,611
5.5%, 10/1/35 Pool # 836912	68,877	75,923
5%, 12/1/35 Pool # 850561	228,508	248,957
5.5%, 12/1/35 Pool # 844583	741,120	820,247
5.5%, 9/1/36 Pool # 831820	934,662	1,050,688
6%, 9/1/36 Pool # 831741	619,687	689,082
5.5%, 10/1/36 Pool # 896340	80,969	89,254
5.5%, 10/1/36 Pool # 901723	455,969	503,453
5.5%, 12/1/36 Pool # 903059	725,452	805,666
5.5%, 4/1/40 Pool # AD0926	1,925,421	2,123,334
4%, 1/1/41 Pool # AB2080	1,249,559	1,299,993
4%, 9/1/41 Pool # AJ1406	1,314,288	1,366,468
4%, 10/1/41 Pool # AJ4046	1,129,663	1,176,550
3.5%, 6/1/42 Pool # AO4136	1,175,357	1,183,309
3%, 2/1/43 Pool # AB8486	1,429,268	1,381,302
3%, 2/1/43 Pool # AL3072	1,174,118	1,134,882
		22,289,239
Freddie Mac - 2.2%
3%, 8/1/27 Pool # J19899	1,197,912	1,230,514
8%, 6/1/30 Pool # C01005	27,191	31,325
6.5%, 1/1/32 Pool # C62333	108,504	121,680
5%, 7/1/33 Pool # A11325	837,141	923,182
6%, 10/1/34 Pool # A28439	124,257	137,981
6%, 10/1/34 Pool # A28598	45,350	50,401
5%, 4/1/35 Pool # A32314	133,642	147,549
5%, 4/1/35 Pool # A32315	180,857	199,662
5%, 4/1/35 Pool # A32316	193,810	213,932
5%, 4/1/35 Pool # A32509	127,450	140,730
5%, 1/1/37 Pool # A56371	449,886	488,076
4%, 10/1/41 Pool # Q04092	1,410,295	1,465,001
3%, 9/1/42 Pool # C04233	1,677,933	1,619,947
3%, 4/1/43 Pool # V80025	1,143,091	1,103,588
3%, 4/1/43 Pool # V80026	1,154,475	1,114,578
		8,988,146
Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068	62,454	71,768
Total Mortgage Backed Securities ( Cost $30,553,797 )		31,349,153
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 15.6%
U.S. Treasury Bond - 1.1%
6.625%, 2/15/27	3,270,000	4,557,052

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2014

Diversified Income Fund Portfolio of Investments (unaudited)

U.S. Treasury Notes - 14.5%
4.250%, 8/15/14	4,965,000	5,042,772
2.375%, 9/30/14	1,400,000	1,415,914
0.500%, 10/15/14	5,000,000	5,011,135
2.500%, 3/31/15	795,000	813,633
2.500%, 4/30/15	3,750,000	3,844,481
4.500%, 2/15/16	5,550,000	5,978,393
3.250%, 12/31/16	2,500,000	2,666,993
3.125%, 1/31/17	2,000,000	2,128,750
0.500%, 7/31/17	4,000,000	3,923,436
2.375%, 7/31/17	2,000,000	2,084,532
4.250%, 11/15/17	12,100,000	13,405,481
2.750%, 2/15/19	1,300,000	1,364,696
3.125%, 5/15/19	2,000,000	2,133,282
3.375%, 11/15/19	1,000,000	1,078,359
2.625%, 11/15/20	7,400,000	7,590,779
1.750%, 5/15/22	1,750,000	1,651,290
		60,133,926
Total U.S. Government and Agency Obligations ( Cost $62,827,641 )		64,690,978
	Shares
SHORT-TERM INVESTMENTS - 3.3%
State Street Institutional U.S. Government Money Market Fund	13,495,887	13,495,887
Total Short-Term Investments ( Cost $13,495,887 )		13,495,887
TOTAL INVESTMENTS - 99.6% ( Cost $330,220,540 )		413,047,340
NET OTHER ASSETS AND LIABILITIES - 0.4%		1,510,742
TOTAL NET ASSETS - 100.0%		$414,558,082

*	Non-income producing.
(A)	Stepped rate security. Rate shown is as of March 31, 2014.
(B)
Security sold within terms of a private placement memorandum exempt from registration under rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(C)	Illiquid security (See Note 2).
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.2% of total net assets.
(E)	In default. Issuer is bankrupt.
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2014

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.2%
Consumer Discretionary - 11.7%
Advance Auto Parts Inc.	79,000	$9,993,500
Dana Holding Corp.	310,000	7,213,700
DIRECTV *	353,000	26,976,260
McDonald's Corp.	103,000	10,097,090
Time Warner Inc.	200,000	13,066,000
		67,346,550
Consumer Staples - 7.8%
CVS Caremark Corp.	158,000	11,827,880
Diageo PLC, ADR	45,000	5,606,550
Nestle S.A., ADR	93,500	7,033,070
Philip Morris International Inc.	96,000	7,859,520
Procter & Gamble Co./The	73,000	5,883,800
Wal-Mart Stores Inc.	87,000	6,649,410
		44,860,230
Energy - 14.4%
Baker Hughes Inc.	280,000	18,205,600
Cameron International Corp. *	127,000	7,844,790
Canadian Natural Resources Ltd.	330,000	12,662,100
Exxon Mobil Corp.	84,500	8,253,960
National Oilwell Varco Inc.	165,000	12,848,550
Occidental Petroleum Corp.	112,000	10,672,480
Schlumberger Ltd.	127,000	12,382,500
		82,869,980
Financials - 25.2%
Capital Markets - 1.9%
Bank of New York Mellon Corp./The	304,000	10,728,160

Commercial Banks - 7.7%
BB&T Corp.	223,000	8,957,910
M&T Bank Corp.	52,000	6,307,600
US Bancorp	275,000	11,786,500
Wells Fargo & Co.	349,000	17,359,260
		44,411,270
Diversified Financial Services - 2.9%
Berkshire Hathaway Inc., Class B *	135,000	16,870,950

Insurance - 10.4%
American International Group Inc.	362,000	18,103,620
Arch Capital Group Ltd. *	135,000	7,767,900
Markel Corp. *	29,000	17,286,900
Travelers Cos. Inc./The	147,000	12,509,700
WR Berkley Corp.	104,000	4,328,480
		59,996,600
Real Estate Management & Development - 2.3%
Brookfield Asset Management Inc., Class A	318,000	12,990,300
		144,997,280
Health Care - 15.0%
Johnson & Johnson	124,000	12,180,520
Medtronic Inc.	209,000	12,861,860
Merck & Co. Inc.	347,000	19,699,190

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2014

Large Cap Value Fund Portfolio of Investments (unaudited)

Novartis AG, ADR	70,000	5,951,400
Pfizer Inc.	706,000	22,676,720
UnitedHealth Group Inc.	162,000	13,282,380
		86,652,070
Industrials - 12.0%
3M Co.	44,000	5,969,040
Boeing Co./The	67,500	8,470,575
Danaher Corp.	134,500	10,087,500
FedEx Corp.	111,500	14,780,440
General Dynamics Corp.	64,000	6,970,880
Rockwell Collins Inc.	149,000	11,870,830
United Technologies Corp.	94,000	10,982,960
		69,132,225
Information Technology - 10.0%
Accenture PLC, Class A	101,000	8,051,720
EMC Corp.	250,000	6,852,500
Microsoft Corp.	175,000	7,173,250
Oracle Corp.	281,000	11,495,710
QUALCOMM Inc.	142,000	11,198,120
Seagate Technology PLC	235,000	13,197,600
		57,968,900
Telecommunication Services - 1.1%
Verizon Communications Inc.	130,000	6,184,100
Total Common Stocks ( Cost $406,269,402 )		560,011,335
SHORT-TERM INVESTMENTS - 3.1%
State Street Institutional U.S. Government Money Market Fund	18,038,784	18,038,784
Total Short-Term Investments ( Cost $18,038,784 )		18,038,784
TOTAL INVESTMENTS - 100.3% ( Cost $424,308,186 )		578,050,119
NET OTHER ASSETS AND LIABILITIES - (0.3%)		(1,961,078)
TOTAL NET ASSETS - 100.0%		$576,089,041

*	Non-income producing.
ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2014

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 93.4%
Consumer Discretionary - 18.6%
Amazon.com Inc. *	21,497	$7,234,170
CBS Corp., Class B	86,500	5,345,700
DIRECTV *	90,465	6,913,335
Discovery Communications Inc., Class C *	77,523	5,973,922
Home Depot Inc./The	110,040	8,707,465
McDonald's Corp.	81,720	8,011,012
Nordstrom Inc.	78,495	4,902,013
Omnicom Group Inc.	73,220	5,315,772
priceline.com Inc. *	4,800	5,721,072
Starbucks Corp.	62,378	4,577,298
TJX Cos. Inc./The	85,975	5,214,384
Walt Disney Co./The	32,840	2,629,499
		70,545,642
Consumer Staples - 7.4%
Costco Wholesale Corp.	65,804	7,348,991
CVS Caremark Corp.	85,957	6,434,741
Nestle S.A., ADR	89,155	6,706,239
PepsiCo Inc.	39,725	3,317,037
Philip Morris International Inc.	53,185	4,354,256
		28,161,264
Energy - 4.4%
Apache Corp.	73,700	6,113,415
Schlumberger Ltd.	106,765	10,409,588
		16,523,003
Financials - 3.0%
Brookfield Asset Management Inc., Class A	124,706	5,094,240
T. Rowe Price Group Inc.	76,629	6,310,398
		11,404,638
Health Care - 12.9%
Allergan Inc.	48,274	5,990,803
Baxter International Inc.	81,245	5,978,007
Biogen Idec Inc. *	13,140	4,019,132
Celgene Corp. *	35,065	4,895,074
Cerner Corp. *	86,258	4,852,013
Gilead Sciences Inc. *	73,090	5,179,157
Johnson & Johnson	73,450	7,214,993
UnitedHealth Group Inc.	76,335	6,258,707
Varian Medical Systems Inc. *	51,550	4,329,685
		48,717,571
Industrials - 13.8%
3M Co.	40,137	5,444,985
Boeing Co./The	58,142	7,296,240
Danaher Corp.	78,166	5,862,450
FedEx Corp.	33,155	4,395,027
Rockwell Collins Inc.	69,615	5,546,227
Roper Industries Inc.	28,093	3,750,696
United Parcel Service Inc., Class B	67,000	6,524,460
United Technologies Corp.	75,928	8,871,428
W.W. Grainger Inc.	18,800	4,750,008
		52,441,521
Information Technology - 29.3%

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2014

Large Cap Growth Fund Portfolio of Investments (unaudited)

Communications Equipment - 3.7%
QUALCOMM Inc.	175,618	13,849,235

Computers & Peripherals - 4.8%
Apple Inc.	34,124	18,315,716

Internet Software & Services - 5.8%
eBay Inc. *	146,342	8,083,932
Google Inc., Class A *	12,378	13,795,405
		21,879,337
IT Services - 4.8%
Accenture PLC, Class A	114,572	9,133,680
International Business Machines Corp.	22,376	4,307,156
Visa Inc., Class A	22,821	4,926,141
		18,366,977
Semiconductors & Semiconductor Equipment - 1.4%
Linear Technology Corp.	110,000	5,355,900

Software - 8.8%
MICROS Systems Inc. *	76,753	4,062,536
Microsoft Corp.	361,745	14,827,928
Oracle Corp.	352,632	14,426,175
		33,316,639
		111,083,804
Materials - 2.4%
Monsanto Co.	79,825	9,081,690

Telecommunication Services - 1.6%
Verizon Communications Inc.	123,485	5,874,182
Total Common Stocks ( Cost $236,464,503 )		353,833,315
SHORT-TERM INVESTMENTS - 6.4%
State Street Institutional U.S. Government Money Market Fund	24,164,135	24,164,135
Total Short-Term Investments ( Cost $24,164,135 )		24,164,135
TOTAL INVESTMENTS - 99.8% ( Cost $260,628,638 )		377,997,450
NET OTHER ASSETS AND LIABILITIES - 0.2%		719,499
TOTAL NET ASSETS - 100.0%		$378,716,949

*	Non-income producing.
ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2014

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 91.3%
Consumer Discretionary - 26.6%
Media - 11.1%
DIRECTV *	142,050	$10,855,461
Discovery Communications Inc., Class C *	123,825	9,541,955
Liberty Global PLC *	258,621	10,528,461
Omnicom Group Inc.	149,239	10,834,751
		41,760,628
Specialty Retail - 15.5%
Advance Auto Parts Inc.	160,802	20,341,453
Bed Bath & Beyond Inc. *	108,268	7,448,838
CarMax Inc. *	222,447	10,410,520
Ross Stores Inc.	163,620	11,707,011
Sally Beauty Holdings Inc. *	322,395	8,833,623
		58,741,445
		100,502,073
Consumer Staples - 1.0%
Brown-Forman Corp., Class B	41,793	3,748,414

Energy - 5.5%
Cameron International Corp. *	90,835	5,610,878
Ensco PLC, Class A	122,827	6,482,809
World Fuel Services Corp.	200,894	8,859,425
		20,953,112
Financials - 21.6%
Arch Capital Group Ltd. *	175,504	10,098,500
Brookfield Asset Management Inc., Class A	364,513	14,890,356
Brown & Brown Inc.	300,033	9,229,015
Glacier Bancorp Inc.	192,237	5,588,330
M&T Bank Corp.	77,862	9,444,661
Markel Corp. *	32,430	19,331,523
WR Berkley Corp.	309,042	12,862,328
		81,444,713
Health Care - 13.5%
DaVita HealthCare Partners Inc. *	155,730	10,722,011
DENTSPLY International Inc.	263,407	12,127,258
Laboratory Corp. of America Holdings *	107,006	10,509,059
Perrigo Co. PLC	69,028	10,675,870
Techne Corp.	81,267	6,937,764
		50,971,962
Industrials - 15.1%
Copart Inc. *	386,081	14,049,487
Expeditors International of Washington Inc.	226,720	8,984,914
Fastenal Co.	167,580	8,265,046
Jacobs Engineering Group Inc. *	104,834	6,656,959
TransDigm Group Inc.	57,993	10,740,303
Wabtec Corp.	106,830	8,279,325
		56,976,034
Information Technology - 4.7%
Amphenol Corp., Class A	84,524	7,746,625
MICROS Systems Inc. *	188,712	9,988,526
		17,735,151

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2014

Mid Cap Fund Portfolio of Investments (unaudited)

Materials - 3.3%
Crown Holdings Inc. *	281,309	12,585,765
Total Common Stocks ( Cost $237,333,791 )		344,917,224
SHORT-TERM INVESTMENTS - 8.8%
State Street Institutional U.S. Government Money Market Fund	33,381,577	33,381,577
Total Short-Term Investments ( Cost $33,381,577 )		33,381,577
TOTAL INVESTMENTS - 100.1% ( Cost $270,715,368 )		378,298,801
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(553,883)
TOTAL NET ASSETS - 100.0%		$377,744,918

*	Non-income producing.
PLC	Public Limited Company

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2014

Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 95.9%
Consumer Discretionary - 11.8%
Ascena Retail Group Inc. *	7,520	$129,946
Cato Corp./The, Class A	5,310	143,582
Choice Hotels International Inc.	470	21,620
Fred's Inc., Class A	6,900	124,269
Helen of Troy Ltd. *	3,510	242,997
Matthews International Corp., Class A	2,840	115,900
Stage Stores Inc.	5,210	127,385
		905,699
Consumer Staples - 2.2%
Casey's General Stores Inc.	1,380	93,274
Post Holdings Inc. *	1,300	71,656
		164,930
Energy - 5.7%
Diamondback Energy Inc. *	1,600	107,696
Era Group Inc. *	2,790	81,775
Scorpio Tankers Inc.	15,200	151,544
SEACOR Holdings Inc. *	1,090	94,198
		435,213
Financials - 21.8%
AMERISAFE Inc.	1,610	70,695
Assured Guaranty Ltd.	3,500	88,620
Campus Crest Communities Inc., REIT	6,500	56,420
DiamondRock Hospitality Co., REIT	6,129	72,016
Education Realty Trust Inc., REIT	7,300	72,051
First Busey Corp.	9,707	56,300
First Midwest Bancorp Inc.	7,630	130,320
First Niagara Financial Group Inc.	7,307	69,051
Flushing Financial Corp.	3,881	81,773
Hancock Holding Co.	2,000	73,300
International Bancshares Corp.	5,750	144,210
MB Financial Inc.	2,930	90,713
Northwest Bancshares Inc.	8,180	119,428
Platinum Underwriters Holdings Ltd.	1,260	75,726
Primerica Inc.	2,900	136,619
Solar Capital Ltd.	3,020	65,775
Summit Hotel Properties Inc., REIT	6,900	64,032
Webster Financial Corp.	5,380	167,103
Westamerica Bancorporation	570	30,826
		1,664,978
Health Care - 11.8%
Allscripts Healthcare Solutions Inc. *	5,100	91,953
Amsurg Corp. *	3,490	164,309
Charles River Laboratories International Inc. *	3,000	181,020
Corvel Corp. *	1,060	52,746
Haemonetics Corp. *	1,200	39,108
ICON PLC *	2,030	96,526
ICU Medical Inc. *	2,170	129,940
MedAssets Inc. *	2,400	59,304
STERIS Corp.	1,900	90,725
		905,631
Industrials - 18.1%
ACCO Brands Corp. *	12,640	77,862

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2014

Small Cap Fund Portfolio of Investments (unaudited)

Albany International Corp., Class A	4,150	147,491
Atlas Air Worldwide Holdings Inc. *	1,300	45,851
Cubic Corp.	2,100	107,247
ESCO Technologies Inc.	2,690	94,661
G&K Services Inc., Class A	2,700	165,159
GATX Corp.	2,470	167,664
Luxfer Holdings PLC, ADR	2,800	54,824
Mueller Industries Inc.	5,800	173,942
SP Plus Corp. *	5,090	133,714
United Stationers Inc.	3,900	160,173
UTi Worldwide Inc.	5,500	58,245
		1,386,833
Information Technology - 14.6%
Belden Inc.	4,070	283,272
Coherent Inc. *	1,070	69,924
Diebold Inc.	3,470	138,418
Forrester Research Inc.	3,200	114,720
MAXIMUS Inc.	1,360	61,010
Micrel Inc.	6,100	67,588
MTS Systems Corp.	930	63,696
ScanSource Inc. *	2,500	101,925
Verint Systems Inc. *	1,700	79,781
Zebra Technologies Corp., Class A *	1,900	131,879
		1,112,213
Materials - 6.7%
Deltic Timber Corp.	1,420	92,627
Greif Inc., Class A	1,500	78,735
Innospec Inc.	1,700	76,891
Koppers Holdings Inc.	1,800	74,214
Sensient Technologies Corp.	1,600	90,256
Zep Inc.	5,740	101,598
		514,321
Utilities - 3.2%
Laclede Group Inc./The	1,200	56,580
New Jersey Resources Corp.	970	48,306
UNS Energy Corp.	1,440	86,443
WGL Holdings Inc.	1,360	54,482
		245,811
Total Common Stocks ( Cost $4,046,038 )		7,335,629
SHORT-TERM INVESTMENTS - 4.2%
State Street Institutional U.S. Government Money Market Fund	317,170	317,170
Total Short-Term Investments ( Cost $317,170 )		317,170
TOTAL INVESTMENTS - 100.1% ( Cost $4,363,208 )		7,652,799
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(5,385)
TOTAL NET ASSETS - 100.0%		$7,647,414

*	Non-income producing.
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2014

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.4%
Australia - 2.5%
BHP Billiton Ltd. (A)	62,585	$2,118,893

Brazil - 3.5%
Estacio Participacoes S.A.	115,500	1,163,654
Petroleo Brasileiro S.A., ADR	134,410	1,767,491
		2,931,145
France - 16.5%
AXA S.A. (A)	63,405	1,650,854
LVMH Moet Hennessy Louis Vuitton S.A. (A)	11,210	2,040,690
Sanofi (A)	24,249	2,534,021
Schneider Electric S.A. (A)	30,955	2,752,096
Technip S.A. (A)	23,285	2,404,149
Total S.A. (A)	37,933	2,491,437
		13,873,247
Germany - 5.0%
Allianz SE (A)	9,769	1,650,953
SAP AG (A)	31,315	2,534,753
		4,185,706
Ireland - 1.9%
CRH PLC (A)	58,324	1,631,878

Israel - 2.1%
Teva Pharmaceutical Industries Ltd., ADR	32,935	1,740,286

Japan - 10.4%
Canon Inc. (A)	54,450	1,685,121
Makita Corp. (A)	31,720	1,751,403
Mitsubishi UFJ Financial Group Inc. (A)	331,980	1,821,133
Secom Co. Ltd. (A)	30,788	1,771,715
Seven & I Holdings Co. Ltd. (A)	45,325	1,728,748
		8,758,120
Netherlands - 2.0%
Akzo Nobel N.V. (A)	20,235	1,657,945

Singapore - 1.9%
DBS Group Holdings Ltd. (A)	126,615	1,630,100

South Korea - 2.4%
Samsung Electronics Co. Ltd., GDR (A)	1,658	1,042,313
Samsung Electronics Co. Ltd. (A)	757	957,278
		1,999,591
Sweden - 2.1%
Telefonaktiebolaget LM Ericsson, 'B' (A)	131,569	1,752,913

Switzerland - 19.3%
ABB Ltd. * (A)	65,170	1,687,372
Credit Suisse Group AG * (A)	61,145	1,979,990
Givaudan S.A. * (A)	1,090	1,687,760
Nestle S.A. (A)	31,940	2,406,642

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2014

International Stock Fund Portfolio of Investments (unaudited)

Novartis AG (A)	40,078	3,404,041
Roche Holding AG (A)	8,255	2,481,342
Syngenta AG (A)	6,816	2,585,338
		16,232,485
United Kingdom - 27.8%
Compass Group PLC (A)	119,542	1,827,087
Diageo PLC (A)	108,975	3,382,235
GlaxoSmithKline PLC (A)	93,355	2,486,944
HSBC Holdings PLC (A)	162,222	1,642,521
Imperial Tobacco Group PLC (A)	50,134	2,027,429
Reed Elsevier PLC (A)	103,140	1,577,277
Royal Dutch Shell PLC (A)	68,078	2,488,473
Standard Chartered PLC (A)	80,085	1,674,915
Tesco PLC (A)	434,386	2,140,854
Unilever PLC (A)	37,741	1,611,914
WPP PLC (A)	119,175	2,465,478
		23,325,127
Total Common Stocks ( Cost $75,625,356 )		81,837,436
SHORT-TERM INVESTMENTS - 2.2%
United States - 2.2%
State Street Institutional U.S. Government Money Market Fund	1,863,226	1,863,226
Total Short-Term Investments ( Cost $1,863,226 )		1,863,226
TOTAL INVESTMENTS - 99.6% ( Cost $77,488,582 )		83,700,662
NET OTHER ASSETS AND LIABILITIES - 0.4%		363,210
TOTAL NET ASSETS - 100.0%		$84,063,872

*	Non-income producing.
(A)
Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 3).

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2014

International Stock Fund Portfolio of Investments (unaudited)

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 3/31/14
Consumer Discretionary	10.8%
Consumer Staples	15.8%
Energy	10.9%
Financials	14.3%
Health Care	15.1%
Industrials	9.5%
Information Technology	9.5%
Materials	11.5%
Money Market Funds	2.2%
Net Other Assets and Liabilities	0.4%
100.0%

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2014

Madison Target Retirement 2020 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.9%
Bond Funds - 62.4%
Baird Aggregate Bond Fund Institutional Shares	476,996	$5,046,623
Franklin Floating Rate Daily Access Fund Advisor Class	1,175,456	10,814,191
iShares 7-10 Year Treasury Bond ETF	77,978	7,932,702
iShares Barclays TIPS Bond Fund ETF	28,958	3,246,192
Metropolitan West High Yield Bond Fund Class I	208,768	2,164,919
Metropolitan West Total Return Bond Fund Class I	472,530	5,046,623
Vanguard Intermediate-Term Corporate Bond ETF	42,469	3,609,015
Vanguard Short-Term Corporate Bond ETF	54,132	4,329,477
Vanguard Total Bond Market ETF	35,510	2,883,057
		45,072,799
Foreign Stock Funds - 6.5%
iShares MSCI All Country Asia ex Japan ETF	2,483	146,720
iShares MSCI United Kingdom ETF	42,016	865,109
Vanguard FTSE All-World ex-US ETF	42,990	2,162,827
Vanguard FTSE Europe ETF	18,379	1,083,442
WisdomTree Europe Hedged Equity Fund	5,103	288,575
WisdomTree Japan Hedged Equity Fund ETF	3,043	144,056
		4,690,729
Money Market Funds - 2.0%
State Street Institutional U.S. Government Money Market Fund	1,448,938	1,448,938

Stock Funds - 30.0%
iShares Core S&P Mid-Cap ETF	20,984	2,884,461
PowerShares Buyback Achievers Portfolio ETF	16,635	723,955
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	200,681	2,907,866
SPDR S&P 500 ETF Trust	77,109	14,422,467
Vanguard Information Technology ETF	7,867	720,067
		21,658,816
TOTAL INVESTMENTS - 100.9% ( Cost $68,594,963 )		72,871,282
NET OTHER ASSETS AND LIABILITIES - (0.9%)		(658,979)
TOTAL NET ASSETS - 100.0%		$72,212,303

ETF	Exchange Traded Fund

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2014

Madison Target Retirement 2030 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.1%
Bond Funds - 40.4%
Baird Aggregate Bond Fund Institutional Shares	442,032	$4,676,703
Franklin Floating Rate Daily Access Fund Advisor Class	813,340	7,482,725
iShares 7-10 Year Treasury Bond ETF	73,576	7,484,886
iShares Barclays TIPS Bond Fund ETF	25,046	2,807,657
Metropolitan West High Yield Bond Fund Class I	180,567	1,872,475
Metropolitan West Total Return Bond Fund Class I	437,894	4,676,703
Vanguard Intermediate-Term Corporate Bond ETF	33,059	2,809,354
Vanguard Short-Term Corporate Bond ETF	46,820	3,744,663
Vanguard Total Bond Market ETF	29,946	2,431,316
		37,986,482
Foreign Stock Funds - 10.4%
iShares MSCI All Country Asia ex Japan ETF	4,712	278,432
iShares MSCI EAFE ETF	22,220	1,492,518
iShares MSCI United Kingdom ETF	72,653	1,495,925
Vanguard FTSE All-World ex-US ETF	74,307	3,738,385
Vanguard FTSE Europe ETF	31,708	1,869,187
WisdomTree Europe Hedged Equity Fund ETF	9,931	561,598
WisdomTree Japan Hedged Equity Fund ETF	5,921	280,300
		9,716,345
Money Market Funds - 1.4%
State Street Institutional U.S. Government Money Market Fund	1,338,523	1,338,523

Stock Funds - 47.9%
iShares Core S&P Mid-Cap ETF	34,030	4,677,764
iShares S&P 100 ETF	11,290	934,925
iShares S&P Mid-Cap 400 Value ETF	7,765	935,061
PowerShares Buyback Achievers Portfolio ETF	85,946	3,740,370
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	520,542	7,542,650
SPDR S&P 500 ETF Trust	135,053	25,260,313
Vanguard Information Technology ETF	20,462	1,872,887
		44,963,970
TOTAL INVESTMENTS - 100.1% ( Cost $84,397,539 )		94,005,320
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(72,324)
TOTAL NET ASSETS - 100.0%		$93,932,996

ETF	Exchange Traded Fund

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2014

Madison Target Retirement 2040 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.2%
Bond Funds - 29.8%
Baird Aggregate Bond Fund Institutional Shares	200,280	$2,118,960
Franklin Floating Rate Daily Access Fund Advisor Class	537,417	4,944,240
iShares 20+ Year Treasury Bond Fund ETF	3,235	352,939
iShares 7-10 Year Treasury Bond ETF	55,561	5,652,221
iShares Barclays TIPS Bond Fund ETF	18,913	2,120,147
Metropolitan West High Yield Bond Fund Class I	68,177	706,994
Metropolitan West Total Return Bond Fund Class I	198,404	2,118,960
Vanguard Intermediate-Term Corporate Bond ETF	8,321	707,119
Vanguard Short-Term Corporate Bond ETF	17,678	1,413,886
Vanguard Total Bond Market ETF	12,176	988,569
		21,124,035
Foreign Stock Funds - 12.6%
iShares MSCI All Country Asia ex Japan ETF	4,740	280,087
iShares MSCI EAFE ETF	21,009	1,411,174
iShares MSCI United Kingdom ETF	68,308	1,406,462
Vanguard FTSE All-World ex-U.S. ETF	63,177	3,178,435
Vanguard FTSE Europe ETF	29,903	1,762,782
WisdomTree Europe Hedged Equity Fund ETF	9,999	565,443
WisdomTree Japan Hedged Equity Fund ETF	5,962	282,241
		8,886,624
Money Market Funds - 1.4%
State Street Institutional U.S. Government Money Market Fund	958,526	958,526

Stock Funds - 56.4%
iShares Core S&P Mid-Cap ETF	33,407	4,592,126
iShares S&P 100 ETF	12,788	1,058,974
iShares S&P Mid-Cap 400 Value ETF	8,796	1,059,214
Market Vectors Agribusiness ETF	13,020	707,767
PowerShares Buyback Achievers Portfolio ETF	73,015	3,177,613
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	442,367	6,409,898
SPDR S&P 500 ETF Trust	107,651	20,135,043
Vanguard Dividend Appreciation ETF	9,409	707,839
Vanguard Information Technology ETF	23,156	2,119,469
		39,967,943
TOTAL INVESTMENTS - 100.2% ( Cost $62,231,764 )		70,937,128
NET OTHER ASSETS AND LIABILITIES - (0.2%)		(132,443)
TOTAL NET ASSETS - 100.0%		$70,804,685

ETF	Exchange Traded Fund

See accompanying Notes to Portfolios of Investments.

| March 31, 2014

Madison Target Retirement 2050 Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.3%
Bond Funds - 19.1%
Franklin Floating Rate Daily Access Fund Advisor Class	130,010	$1,196,095
iShares 20+ Year Treasury Bond Fund ETF	1,826	199,216
iShares 7-10 Year Treasury Bond ETF	15,681	1,595,228
iShares Barclays TIPS Bond Fund ETF	5,338	598,390
Metropolitan West High Yield Bond Fund Class I	19,242	199,539
Vanguard Total Bond Market ETF	491	39,864
		3,828,332
Foreign Stock Funds - 14.7%
iShares MSCI All Country Asia ex Japan ETF	1,695	100,158
iShares MSCI EAFE ETF	7,095	476,571
iShares MSCI United Kingdom ETF	23,099	475,609
Vanguard FTSE All-World ex-U.S. ETF	19,812	996,742
Vanguard FTSE Europe ETF	10,136	597,517
WisdomTree Europe Hedged Equity Fund ETF	3,528	199,508
WisdomTree Japan Hedged Equity Fund ETF	2,103	99,556
		2,945,661
Money Market Funds - 1.7%
State Street Institutional U.S. Government Money Market Fund	333,611	333,611

Stock Funds - 64.8%
iShares Core S&P Mid-Cap ETF	11,604	1,595,086
iShares S&P 100 ETF	4,812	398,482
iShares S&P Mid-Cap 400 Value ETF	3,326	400,517
Market Vectors Agribusiness ETF	7,349	399,491
PowerShares Buyback Achievers Portfolio ETF	22,897	996,477
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	138,721	2,010,071
SPDR S&P 500 ETF Trust	31,982	5,981,913
Vanguard Dividend Appreciation ETF	5,283	397,440
Vanguard Information Technology ETF	8,705	796,769
		12,976,246
TOTAL INVESTMENTS - 100.3% ( Cost $17,852,507 )		20,083,850
NET OTHER ASSETS AND LIABILITIES - (0.3%)		(59,179)
TOTAL NET ASSETS - 100.0%		$20,024,671

ETF	Exchange Traded Fund

Ultra Series Fund | March 31, 2014

Notes to Portfolios of Investments (unaudited)

1. Portfolio Valuation: Securities and other investments are valued as follows: Equity securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ’’) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price).If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Ultra Series Fund (the “Trust”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such for such investments. Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. Liquidity in the tax-exempt market has been reduced as a result of overall economic conditions and credit tightening. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time) on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each Fund’s total net assets by the number of shares of such Fund outstanding at the time of calculation. Because the assets of the Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund (collectively, the “Target Allocation Funds”) and the Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund, and Madison Target Retirement 2050 Fund, (collectively, the “Target Date Funds”) consist primarily of shares of underlying funds, the NAV of each Fund is determined based on the NAV’s of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Money Market Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust’s Pricing Committee (the “Committee”) shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. Dollar values using the then-current exchange rate at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time).

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Trust’s Pricing Committee (the “Committee’’) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or official closing prices. Because the Target Allocation and Target Date Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these Funds. However, an underlying fund may need to “fair value” one or more of its investments, which may, in turn, require a Target Allocation or Target Date Fund to do the same because of delays in obtaining the underlying fund’s NAV.

A Fund’s investments (or underlying fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time).Significant events may include,

Ultra Series Fund | March 31, 2014

Notes to Portfolios of Investments (unaudited)

but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may engage an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2. Illiquid Securities: Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 5% of net assets. An illiquid security is generally defined as any investment that may be difficult to sell within seven days for the price at which the Fund values it. At March 31, 2014, investments in securities of the Core Bond, High Income and Diversified Income Funds include issues that are illiquid. As of that date, the aggregate values of illiquid securities held by Core Bond, High Income and Diversified Income Funds were $9,579,352, $643,500, and $7,815,038, respectively, which represent 3.1%, 1.3% and 1.9% of net assets, respectively. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above. Information concerning the illiquid securities held at March 31, 2014, which includes cost and acquisition date, is as follows:

Security	Acquisition Date	Cost
Core Bond Fund
American Association of Retired Persons	5/16/02	$2,615,915
ERAC USA Finance LLC	12/16/04	2,591,660
Forest Laboratories Inc.	12/5/13	250,000
GLP Capital L.P. / GLP Financing II Inc.	1/14/14	256,077
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.	2/6/14	249,390
Indianapolis Power & Light Co.	10/2/06	994,301
Liberty Mutual Group Inc.	6/13/13	994,058
		$7,951,401
High Income Fund
Boise Cascade Co.	10/17/12	$600,000
Diversified Income Fund
American Association of Retired Persons	5/16/02	$2,092,732
ERAC USA Finance LLC	12/16/04	1,997,738
GLP Capital L.P. / GLP Financing II Inc.	1/14/14	455,473
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.	2/6/14	418,975
Indianapolis Power & Light Co.	10/2/06	1,546,138
Volvo Financial Equipment LLC	2/25/14	249,948
		$6,761,004

3. Fair Value Measurements: Each Fund has adopted the FASB guidance on fair value measurements. Fair value is defined as the price that each Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique).Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Ultra Series Fund | March 31, 2014

Notes to Portfolios of Investments (unaudited)

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the year ended March 31, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation. Through the year ended March 31, 2014, none of the Funds held securities deemed as a Level 3 and there were no transfers between classification levels during the period.

The following is a summary of the inputs used as of March 31,2014 in valuing the Funds’ investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

	Quoted Princes in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs	Value at
Fund	(Level 1)	(Level 2)	(Level 3)	3/31/14
Conservative Allocation	$216,545,506	$ -	$ -	$216,545,506
Moderate Allocation	392,214,981	-	-	392,214,981
Aggressive Allocation	145,633,224	-	-	145,633,224
Money Market[1]	$1,664,943	$35,882,801	$ -	$37,547,744
Core Bond
Asset Backed	-	2,033,782	-	2,033,782
Corporate Notes and Bonds	-	90,966,109	-	90,966,109
Long Term Municipal Bonds	-	3,301,940	-	3,301,940
Mortgage Backed Securities	-	56,112,142	-	56,112,142
U.S. Government and Agency Obligations	-	147,914,849	-	147,914,849
Short-Term Investments	3,847,648	-	-	3,847,648
	3,847,648	300,328,822	-	304,176,470
High Income
Corporate Notes and Bonds	-	48,552,530	-	48,552,530
Short-Term Investments	2,174,638		-	2,174,638
	2,174,638	48,552,530	-	50,727,168
Diversified Income
Common Stocks	234,298,715	-	-	234,298,715
Asset Backed	-	2,204,701	-	2,204,701
Corporate Notes and Bonds	-	65,980,111	-	65,980,111
Long Term Municipal Bonds	-	1,027,795	-	1,027,795
Mortgage Backed Securities	-	31,349,153	-	31,349,153
U.S. Government and Agency Obligations	-	64,690,978	-	64,690,978
Short-Term Investments	13,495,887	-	-	13,495,887
	247,794,602	165,252,738	-	413,047,340
Large Cap Value
Common Stocks	560,011,335	-	-	560,011,335
Short-Term Investments	18,038,784	-	-	18,038,784
	578,050,119	-	-	578,050,119

Ultra Series Fund | March 31, 2014

Notes to Portfolios of Investments (unaudited)

Large Cap Growth
Common Stocks	$353,833,315	$ -	$ -	$353,833,315
Short-Term Investments	24,164,135	-	-	24,164,135
	377,997,450	-	-	377,997,450
Mid Cap
Common Stocks	344,917,224	-	-	344,917,224
Short-Term Investments	33,381,577	-	-	33,381,577
	378,298,801	-	-	378,298,801
Small Cap
Common Stocks	7,335,629	-	-	7,335,629
Short-Term Investments	317,170	-	-	317,170
	7,652,799	-	-	7,652,799
International Stock
Common Stocks
Australia	$ -	$2,118,893	$ -	$2,118,893
Brazil	$1,767,491	$1,163,654	$ -	$2,931,145
France	-	13,873,247	-	13,873,247
Germany	-	4,185,706	-	4,185,706
Ireland	-	1,631,878	-	1,631,878
Israel	1,740,286		-	1,740,286
Japan	-	8,758,120	-	8,758,120
Netherlands	-	1,657,945	-	1,657,945
Singapore	-	1,630,100	-	1,630,100
South Korea	-	1,999,591	-	1,999,591
Sweden	-	1,752,913	-	1,752,913
Switzerland	-	16,232,485	-	16,232,485
United Kingdom	-	23,325,127	-	23,325,127
Short-Term Investments	1,863,226	-	-	1,863,226
	5,371,003	78,329,659	-	83,700,662
Madison Target Retirement 2020	72,871,282	-	-	72,871,282
Madison Target Retirement 2030	94,005,320	-	-	94,005,320
Madison Target Retirement 2040	70,937,128	-	-	70,937,128
Madison Target Retirement 2050	20,083,850	-	-	20,083,850

1At March 31, 2014 all Level 2 securities held are short-term investments. See respective portfolio of investments.

Investment Risks: Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect these Funds from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include, but are not limited to, risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, while the Fund has maintained a constant share price since inception, and will continue to try to do so, neither the Investment Adviser nor its affiliates are required to make a

Ultra Series Fund | March 31, 2014

Notes to Portfolios of Investments (unaudited)

capital infusion, enter into a capital support agreement or take other actions to prevent the Fund's share price from falling below $1.00.
The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized ratings agencies (so-called “junk bonds’’).These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The High Income Fund generally invests at least 80% of its net assets in high yield securities.

The Target Allocation Funds and Target Date Funds are fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the “Underlying Funds’’), including exchange traded funds (“ETFs”).Thus, each Fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that Fund. Accordingly, these Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Target Allocation Funds and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the fund(s) selected to fulfill a particular asset class underperforms its peers. Asset allocation risk is the risk that the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

In addition to the other risks described above and in the prospectus, you should understand what we refer to as “unknown market risks.” While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises . Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets . Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware . We certainly seek to identify all applicable risks and then appropriately address the, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities . Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

Please see the most current version of a Fund’s prospectus for a more detailed discussion of risks associated with investing in the Funds.

Ultra Series Fund | March 31, 2014

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer determined that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and the principal financial officer as required by Rule 30a-2(a) under the Act are filed herewith.

Ultra Series Fund | March 31, 2014

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Fund

By: (signature)

W. Richard Mason, Chief Compliance Officer

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and he Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer

Date: May 23, 2014

By: (signature)

Greg Hoppe, Principal Financial Officer

Date: May 23, 2014